LICENSE AND SECURITIES PURCHASE AGREEMENTS - AYRMID/HIGHBRIDGE (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
License And Securities Purchase Agreements [Line Items]
Consideration received	$ 19,000
License revenues			$ 22,917	$ 4,610	$ 0
Ayrmid License Agreement [Member]
License And Securities Purchase Agreements [Line Items]
Upfront Payment	10,000
Consideration received	7,800
License revenues		$ 7,800
Ayrmid License Agreement [Member] | Single Material Performance Obligation [Member]
License And Securities Purchase Agreements [Line Items]
Consideration received	7,800
Highbridge [Member]
License And Securities Purchase Agreements [Line Items]
Gross proceeds from offering	9,000
Registered Direct Offering [Member]
License And Securities Purchase Agreements [Line Items]
Consideration received	11,200
Costs incurrent in offering	$ 100
Bottom of range [member] | Ayrmid License Agreement [Member]
License And Securities Purchase Agreements [Line Items]
Percentage of royalties receivable from aggregate net sales	18.00%
Top of range [member] | Ayrmid License Agreement [Member]
License And Securities Purchase Agreements [Line Items]
Upfront Payment	$ 87,000
Percentage of royalties receivable from aggregate net sales	23.00%